UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04318
The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class A
| AMUSX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%
Management's discussion of f
un
d performance
The fund’s Class A shares gained 3.54% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Aver
age
annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class A (with sales charge) *	(0.31) %	(1.43) %	0.97%
U.S. Government Securities Fund — Class A (without sales charge) *	3.54%	(0.68) %	1.36%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not re
flec
t the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class C
| UGSCX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.38%
Management's discussion of fund performance
The fund’s Class C shares gained 2.78% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields cli mbe
d to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class C (with sales charge) *	1.79%	(1.40) %	0.76%
U.S. Government Securities Fund — Class C (without sales charge) *	2.78%	(1.40) %	0.76%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class T
| TUSGX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class T shares gained 3.81% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class T (with sales charge) 2	1.23%	(0.89) %	1.36%
U.S. Government Securities Fund — Class T (without sales charge) 2	3.81%	(0.39) %	1.66%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.24%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect app licab
le fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-1
| UGSFX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.69%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 3.50% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-1 *	3.50%	(0.70) %	1.35%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-2
| GVTFX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 3.75% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-2 *	3.75%	(0.39) %	1.64%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-3
| USGFX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 25	0.25%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 3.87% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class F-3 2	3.87%	(0.28) %	1.83%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.30%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-A
| CGTAX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 67	0.66%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 3.54% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-A (with sales charge) *	(0.08) %	(1.39) %	0.98%
U.S. Government Securities Fund — Class 529-A (without sales charge) *	3.54%	(0.68) %	1.34%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-C
| CGTCX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 145	1.43%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 2.65% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-C (with sales charge) *	1.65%	(1.45) %	0.96%
U.S. Government Securities Fund — Class 529-C (without sales charge) *	2.65%	(1.45) %	0.96%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-E
| CGTEX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 88	0.87%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 3.23% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-E *	3.23%	(0.91) %	1.11%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-T
| TSUGX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 3.75% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-T (with sales charge) 2	1.17%	(0.95) %	1.30%
U.S. Government Securities Fund — Class 529-T (without sales charge) 2	3.75%	(0.46) %	1.60%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.24%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-1
| CGTFX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 3.71% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-F-1 *	3.71%	(0.51) %	1.54%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-2
| FSUGX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 3.74% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-2 2	3.74%	(0.37) %
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(0.95) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-3
| FSUUX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 3.83% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-3 2	3.83%	(0.30) %
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(0.95) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-1
| RGVAX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 135	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 2.84% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-1 *	2.84%	(1.34) %	0.65%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2
| RGVBX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 134	1.32%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 2.76% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2 *	2.76%	(1.36) %	0.65%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2E
| RGEVX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 107	1.05%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 3.13% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2E *	3.13%	(1.08) %	0.95%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-3
| RGVCX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 90	0.89%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 3.21% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-3 *	3.21%	(0.94) %	1.08%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader
effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-4
| RGVEX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 61	0.60%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 3.51% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-4 *	3.51%	(0.63) %	1.40%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5E
| RGVJX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 3.80% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class R-5E 2	3.80%	(0.43) %	1.61%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.28%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5
| RGVFX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 3.81% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5 *	3.81%	(0.35) %	1.70%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-022-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-6
| RGVGX
for the year ended August 31, 2025
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 25	0.25%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 3.96% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-6 *	3.96%	(0.28) %	1.76%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unman age
d, and therefore, has no exp
ens
es. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismi
sse
d and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered pu blic
accounting firm was approved by the fund’s board of trustees, including a majority of the ind epe
ndent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-022-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2025	122,000	2,000	10,000	None
August 31, 2024	221,000	3,000	9,000	None
Adviser and Affiliates2
August 31, 2025	Not Applicable	1,614,000	4,000	None
August 31, 2024	Not Applicable	2,489,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2025	1,630,000
August 31, 2024	2,513,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

U.S. Government Securities Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2025
Lit. No. MFGEFP4-022-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025

Bonds, notes & other debt instruments 88.80%	Principal amount (000)	Value (000)
Mortgage-backed obligations 45.51%
Federal agency mortgage-backed obligations 45.45%
Fannie Mae Pool #256708 6.50% 3/1/2027 (a)	USD2	$2
Fannie Mae Pool #256993 6.50% 11/1/2027 (a)	28	29
Fannie Mae Pool #257055 6.50% 12/1/2027 (a)	54	56
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	4	4
Fannie Mae Pool #AD0329 6.50% 9/1/2028 (a)	1	1
Fannie Mae Pool #AL5156 6.50% 2/1/2029 (a)	74	76
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	57	56
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	85	84
Fannie Mae Pool #735571 8.00% 11/1/2031 (a)	8	8
Fannie Mae Pool #555254 6.50% 1/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #CA1442 3.00% 3/1/2033 (a)	279	272
Fannie Mae Pool #BJ5302 3.00% 3/1/2033 (a)	231	224
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (a)	4	4
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	2,887	2,736
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	8,098	7,681
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	11	11
Fannie Mae Pool #AS6870 4.00% 3/1/2036 (a)	1,228	1,215
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	2,713	2,690
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	2,358	2,338
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	2,398	2,377
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	4,748	4,694
Fannie Mae Pool #898565 6.50% 10/1/2036 (a)	— (b)	— (b)
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	1,780	1,671
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	152	143
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	268	266
Fannie Mae Pool #MA2856 4.00% 12/1/2036 (a)	7	7
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	1,204	1,130
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	651	611
Fannie Mae Pool #888372 6.50% 4/1/2037 (a)	11	11
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (a)	2,035	1,911
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	952	894
Fannie Mae Pool #256810 6.50% 7/1/2037 (a)	22	23
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	12	13
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	2,142	2,122
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	30	31
Fannie Mae Pool #888873 6.50% 8/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	161	151
Fannie Mae Pool #947337 6.50% 10/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	35	37
Fannie Mae Pool #954832 6.50% 1/1/2038 (a)	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	28	29
Fannie Mae Pool #889388 7.00% 3/1/2038 (a)	102	107
Fannie Mae Pool #AL1308 6.50% 5/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	80	81
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	28	29
Fannie Mae Pool #MA5713 6.00% 5/1/2040 (a)	524	542
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (a)	2,593	2,678
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (a)	965	996
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	2,375	2,067
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	2,684	2,356
Fannie Mae Pool #AH0351 4.50% 2/1/2041 (a)	171	171
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	25,338	21,787
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	468	476
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	245	250
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	125	127
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	11,956	10,281
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	4,682	4,026
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	1,636	1,406
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	90,127	77,495
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	8,165	7,021
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	218	222

1	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	USD137	$133
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	123	125
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	53	54
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	35,628	30,397
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	33	33
Fannie Mae Pool #AJ9327 3.50% 1/1/2042 (a)	18	17
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,217	5,346
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,689	2,310
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	223	210
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	103	97
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	39	37
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	55	52
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	6,336	5,790
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	953	897
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	217	203
Fannie Mae Pool #DC2376 6.50% 8/1/2044 (a)	980	1,018
Fannie Mae Pool #MA5482 6.50% 9/1/2044 (a)	2,580	2,685
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	140	131
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	65	61
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	287	268
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	562	524
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	109,818	102,339
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	107	96
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	5,310	4,744
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	318	294
Fannie Mae Pool #AS8804 3.50% 2/1/2047 (a)	8,687	8,039
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	111	100
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	479	443
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	133	123
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	67	62
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	61	57
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	34	33
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	7,457	6,851
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	751	716
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	351	325
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	440	419
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	588	561
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	174	165
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	89	88
Fannie Mae Pool #BN1172 4.50% 11/1/2048 (a)	135	132
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,064	1,020
Fannie Mae Pool #FM2656 3.50% 1/1/2049 (a)	1,848	1,710
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	2,649	2,746
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	28,347	26,437
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	8,804	8,153
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,605	3,343
Fannie Mae Pool #FM1220 3.50% 7/1/2049 (a)	2,498	2,302
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	933	863
Fannie Mae Pool #FM1505 3.00% 9/1/2049 (a)	8,798	7,770
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,764	4,416
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,647	2,449
Fannie Mae Pool #BO2890 3.00% 11/1/2049 (a)	1,837	1,625
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	8,899	7,891
Fannie Mae Pool #FM2389 3.50% 2/1/2050 (a)	1,479	1,360
Fannie Mae Pool #FM2822 3.00% 3/1/2050 (a)	5,949	5,254
Fannie Mae Pool #FM2777 3.00% 3/1/2050 (a)	2,914	2,573
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (a)	41	36
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,914	1,622
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	8,772	7,436
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	3	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	427	355
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (a)	149	124
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	327	286
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	3,754	3,040
Fannie Mae Pool #BK5659 2.00% 10/1/2050 (a)	3,627	2,891

U.S. Government Securities Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	USD1,862	$1,579
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	2,029	1,615
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	20,886	17,558
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	80	67
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	10,791	8,602
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	2,304	1,849
Fannie Mae Pool #BQ9314 2.00% 12/1/2050 (a)	2,033	1,616
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	380	373
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	892	716
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (a)	9,193	7,310
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (a)	2,562	2,042
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (a)	2,204	1,768
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	615	489
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	7,976	6,740
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (a)	7,000	6,071
Fannie Mae Pool #CA9308 3.00% 2/1/2051 (a)	208	180
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	9,284	7,527
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (a)	748	622
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	6,377	5,110
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	279	222
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	252	201
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	109	87
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	19,099	15,877
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	1,258	1,045
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	27,620	24,529
Fannie Mae Pool #CB0047 3.00% 4/1/2051 (a)	955	829
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	1,222	972
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	65	52
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	5,074	4,258
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	775	644
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	178	148
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	21,187	16,847
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	753	626
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	2,403	2,129
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	19,513	15,611
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	152	122
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	16,964	14,205
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	2,397	1,993
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,841	1,559
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	970	806
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	447	372
Fannie Mae Pool #BT1314 2.50% 7/1/2051 (a)	224	187
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (a)	352	280
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	16,132	13,410
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	1,878	1,563
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (a)	660	575
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	279	243
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	6,859	5,753
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	157	130
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	3,581	2,862
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	494	395
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	11,799	9,997
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	5,550	4,720
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	1,893	1,574
Fannie Mae Pool #BT6033 2.50% 11/1/2051 (a)	676	562
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	16,438	14,505
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	12,173	10,694
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,289	4,659
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	1,000	868
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (a)	792	688
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (a)	2,088	1,661
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,604	1,282
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	373	297
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	34,853	29,825
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	16,268	13,530
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	12,250	10,341

3	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	USD6,061	$5,146
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	2,623	2,218
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	2,616	2,174
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	1,260	1,064
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	989	838
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	988	836
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (a)	732	608
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	35,978	31,783
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	8,200	7,273
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (a)	2,894	2,513
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,564	1,378
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (a)	228	182
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,257	1,876
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	222	185
Fannie Mae Pool #FS0502 2.50% 1/1/2052 (a)	187	156
Fannie Mae Pool #BU1430 2.50% 1/1/2052 (a)	183	152
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	179	149
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	24	20
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	17,392	15,271
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	299	260
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (a)	45	39
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	7,100	5,657
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	6,666	5,342
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	4,571	3,644
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	2,048	1,633
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	46	37
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	1,985	1,674
Fannie Mae Pool #FS0546 2.50% 2/1/2052 (a)	1,393	1,158
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	1,286	1,069
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (a)	153	127
Fannie Mae Pool #BT1892 2.50% 2/1/2052 (a)	91	76
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	4,981	4,395
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (a)	703	610
Fannie Mae Pool #FS1507 3.00% 2/1/2052 (a)	117	101
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	16,172	12,905
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	9,813	7,803
Fannie Mae Pool #BV4128 2.00% 3/1/2052 (a)	2,345	1,876
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,665	1,327
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,654	1,321
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,621	1,295
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	13,299	11,056
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	434	361
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (a)	157	131
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	13,425	11,643
Fannie Mae Pool #BV4201 3.00% 3/1/2052 (a)	6,000	5,211
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,000	873
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	724	678
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	20,487	16,355
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	7,285	5,816
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	760	631
Fannie Mae Pool #FS4712 2.50% 4/1/2052 (a)	232	193
Fannie Mae Pool #CB3365 3.00% 4/1/2052 (a)	1,000	868
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (a)	293	254
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (a)	693	626
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,217	1,140
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,796	2,235
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	1,466	1,272
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	783	680
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (a)	22	19
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,230	981
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (a)	8,807	7,644
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (a)	678	614
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (a)	25	23
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	31,453	29,423
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	30,689	28,710
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	2,547	2,384

U.S. Government Securities Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW3570 4.00% 6/1/2052 (a)	USD461	$431
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	2,530	2,017
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	1,402	1,118
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	3,876	3,224
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (a)	745	619
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	95	79
Fannie Mae Pool #BW7290 3.00% 7/1/2052 (a)	2,356	2,045
Fannie Mae Pool #BV7832 3.00% 7/1/2052 (a)	21	19
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (a)	51	47
Fannie Mae Pool #CB4118 4.00% 7/1/2052 (a)	270	253
Fannie Mae Pool #CB4020 4.00% 7/1/2052 (a)	36	34
Fannie Mae Pool #BW6180 4.00% 8/1/2052 (a)	239	224
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	4,225	4,208
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	160	133
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	926	837
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	3,160	2,956
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	1,151	1,075
Fannie Mae Pool #BV0951 4.00% 9/1/2052 (a)	916	856
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	525	491
Fannie Mae Pool #BW7794 4.00% 9/1/2052 (a)	440	412
Fannie Mae Pool #BW6236 4.00% 9/1/2052 (a)	305	285
Fannie Mae Pool #BW1135 4.00% 9/1/2052 (a)	62	58
Fannie Mae Pool #BW8874 4.00% 9/1/2052 (a)	53	49
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	38	36
Fannie Mae Pool #BW7701 4.00% 9/1/2052 (a)	34	32
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	8,112	7,823
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	5,621	5,426
Fannie Mae Pool #BW1258 3.00% 10/1/2052 (a)	27	23
Fannie Mae Pool #CB4818 4.00% 10/1/2052 (a)	5,037	4,712
Fannie Mae Pool #BX0391 4.00% 10/1/2052 (a)	3,606	3,374
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	2,303	2,153
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (a)	1,072	1,003
Fannie Mae Pool #BX0506 4.00% 10/1/2052 (a)	721	675
Fannie Mae Pool #FS3393 4.00% 10/1/2052 (a)	140	131
Fannie Mae Pool #MA4783 4.00% 10/1/2052 (a)	97	90
Fannie Mae Pool #BX1202 4.00% 10/1/2052 (a)	87	81
Fannie Mae Pool #CB4958 4.00% 10/1/2052 (a)	63	59
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (a)	47	44
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	7,875	7,960
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	7,169	7,248
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	211	220
Fannie Mae Pool #BX0466 4.00% 11/1/2052 (a)	847	792
Fannie Mae Pool #BX1334 4.00% 11/1/2052 (a)	314	294
Fannie Mae Pool #CB6165 4.00% 11/1/2052 (a)	222	208
Fannie Mae Pool #FS5635 4.00% 11/1/2052 (a)	95	89
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (a)	61	57
Fannie Mae Pool #BX3994 4.00% 11/1/2052 (a)	37	34
Fannie Mae Pool #BX5584 4.00% 11/1/2052 (a)	30	28
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	38,484	37,160
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	347	335
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	2,294	2,145
Fannie Mae Pool #BW5055 4.00% 12/1/2052 (a)	2,286	2,135
Fannie Mae Pool #BW6960 4.00% 12/1/2052 (a)	998	936
Fannie Mae Pool #BW1377 4.00% 12/1/2052 (a)	719	673
Fannie Mae Pool #CB5400 4.00% 12/1/2052 (a)	406	379
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	11,584	11,723
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	739	746
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	242	249
Fannie Mae Pool #BX1070 6.00% 12/1/2052 (a)	89	91
Fannie Mae Pool #BW5122 4.00% 1/1/2053 (a)	7,769	7,261
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	2,288	2,140
Fannie Mae Pool #BX5662 4.00% 1/1/2053 (a)	1,029	962
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (a)	59	55
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	5,301	5,118
Fannie Mae Pool #BT8034 4.50% 1/1/2053 (a)	134	130
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	30,981	31,773

5	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	USD11,173	$11,514
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	562	576
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,979	2,075
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	2,281	2,131
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	367	343
Fannie Mae Pool #MA4917 4.50% 2/1/2053 (a)	851	823
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	14,926	15,085
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	8,535	8,857
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	2,051	2,106
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (a)	3,560	3,704
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (a)	1,000	867
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (a)	56	50
Fannie Mae Pool #CB5882 4.00% 3/1/2053 (a)	2,687	2,512
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	1,106	1,033
Fannie Mae Pool #BT8069 4.00% 3/1/2053 (a)	1,093	1,022
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	623	583
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	266	264
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	5,293	5,345
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	5,183	5,235
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	3,654	3,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	444	450
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	388	392
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	9,610	9,856
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	7,189	7,415
Fannie Mae Pool #BX6803 6.00% 3/1/2053 (a)	5,746	5,890
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	1,460	1,499
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (a)	60	55
Fannie Mae Pool #FS4444 4.00% 4/1/2053 (a)	1,840	1,721
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (a)	314	294
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	1,010	975
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	34,457	34,817
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	6,816	6,876
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	5,615	5,671
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	1,451	1,466
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	9,707	9,975
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (a)	7,215	7,412
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,584	4,813
Fannie Mae Pool #BW4938 2.50% 5/1/2053 (a)	531	442
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (a)	205	171
Fannie Mae Pool #FS5335 4.00% 5/1/2053 (a)	858	802
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	72	67
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	48	45
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	12,634	12,521
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,306	4,281
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	10,142	10,256
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	5,503	5,594
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,464	1,478
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	275	277
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	55	56
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	125,330	128,793
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (a)	315	322
Fannie Mae Pool #BY2061 6.00% 5/1/2053 (a)	289	297
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	8,012	8,330
Fannie Mae Pool #FS6257 4.00% 6/1/2053 (a)	253	237
Fannie Mae Pool #CB6455 4.00% 6/1/2053 (a)	73	68
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	3,208	3,093
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	170	168
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	47,666	48,091
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	19,316	19,520
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	55,610	57,059
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	36,943	37,829
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	23,079	23,705
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	16,954	17,487
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	5,808	5,958
Fannie Mae Pool #BY4224 6.00% 6/1/2053 (a)	1,045	1,078
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (a)	140	143

U.S. Government Securities Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	USD25,277	$26,435
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	9,230	9,604
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	6,754	7,059
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,542	4,426
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	45	41
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (a)	9,813	9,173
Fannie Mae Pool #FS6638 4.00% 7/1/2053 (a)	240	225
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	10,703	10,322
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	3,799	3,660
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	2,214	2,191
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	135	134
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	85,727	86,477
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,727	3,825
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (a)	2,990	3,085
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	365	374
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	6,023	5,803
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	90	91
Fannie Mae Pool #BY8355 6.00% 8/1/2053 (a)	7,852	8,040
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	1,414	1,449
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	30,750	31,535
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	931	953
Fannie Mae Pool #DA0030 6.50% 9/1/2053 (a)	123	129
Fannie Mae Pool #CB7316 4.00% 10/1/2053 (a)	72	67
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	8,981	9,207
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (a)	4,126	4,251
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	8,128	8,470
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,983	2,056
Fannie Mae Pool #DA3541 6.50% 10/1/2053 (a)	694	726
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	9,245	8,637
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (a)	84	79
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	24,093	23,864
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,314	3,340
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	1,041	1,051
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	32,967	33,814
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	23,135	23,729
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	10,678	10,959
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	8,440	8,807
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,970	4,135
Fannie Mae Pool #DA5064 6.50% 11/1/2053 (a)	737	776
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (a)	950	859
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,375	2,396
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	242	244
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	8,154	8,368
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	5,071	5,197
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	159,484	165,928
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,605	3,762
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	19,574	20,065
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	12,524	12,812
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	20,102	20,864
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	16,897	17,642
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,053	1,100
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	29,656	28,611
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	752	759
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	60,292	61,690
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	26,018	26,664
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,938	7,156
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	892	912
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	21,859	22,686
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	4,359	4,548
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	6,931	6,475
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	18,637	17,973
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	15,923	16,078
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	10,689	10,809
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	6,382	6,431
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	27,343	28,009
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	25,616	26,428

7	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	USD7,549	$7,787
Fannie Mae Pool #CB8226 6.50% 3/1/2054 (a)	33,120	34,572
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,382	3,536
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	31,966	32,406
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	6,993	7,049
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	16,619	17,407
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,232	1,260
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	22,754	23,772
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	17,300	17,431
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	4,248	4,375
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	2,802	2,870
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	2,436	2,513
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	2,246	2,315
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	997	1,021
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,675	2,778
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	2,650	2,759
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	2,803	2,831
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	1,752	1,763
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	20,589	21,049
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	8,400	8,642
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	8,221	8,482
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	6,237	6,435
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	5,402	5,546
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	3,276	3,359
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	2,005	2,059
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,314	1,345
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	619	634
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	27,619	28,836
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	6,498	6,784
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	4,102	4,282
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,794	2,915
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	2,409	2,505
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,073	1,120
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	10,197	10,425
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	5,494	5,655
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	5,048	5,161
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	4,891	5,008
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	3,115	3,190
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	2,913	2,979
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,674	2,739
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,428	2,482
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	2,201	2,265
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	1,047	1,078
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	866	891
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	826	846
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	819	842
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	571	584
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	13,613	14,232
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	2,285	2,383
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	415	434
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	14,348	14,447
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	9,947	10,021
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	8,294	8,375
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	4,640	4,713
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	4,098	4,151
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	111	112
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (a)	39	39
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	5,442	5,591
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (a)	4,005	4,119
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2,045	2,091
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	1,176	1,208
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1,045	1,068
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	631	647
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	7,350	7,631
Fannie Mae Pool #DC2687 4.00% 10/1/2054 (a)	1,654	1,545
Fannie Mae Pool #DC6519 6.00% 10/1/2054 (a)	896	916

U.S. Government Securities Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	USD3,851	$4,042
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	14,367	14,180
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	8,009	8,086
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	5,209	5,243
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	32,458	33,218
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	11,936	12,266
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	11,520	11,370
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	6,520	6,450
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	5,071	5,119
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	2,687	2,713
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	3,319	3,407
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,461	1,493
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	836	854
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	532	555
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	976	939
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	12,577	12,443
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,243	1,251
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	12,856	13,173
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	9,571	9,786
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,356	1,386
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (a)	722	738
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	4,623	4,452
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	9,813	9,878
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	27,187	27,795
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (a)	151	155
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	1,470	1,415
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	11,630	11,704
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	12,437	12,712
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	3,267	3,145
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	15,478	15,820
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2,613	2,671
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1,533	1,567
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (a)	130	133
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (a)	64	67
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	2,835	2,798
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	33,379	34,117
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	1,417	1,399
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	910	916
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	12,310	12,582
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	8,596	8,786
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	78	80
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	1,239	1,257
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	16,982	17,358
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	4,935	5,091
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	11,967	11,211
Fannie Mae Pool #BF0141 5.50% 9/1/2056 (a)	345	356
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	15,711	14,106
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	6,146	5,517
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	10,016	8,991
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	6,443	5,783
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	21,368	18,444
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	17,460	13,904
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	4,147	3,994
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	7,192	6,092
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	5,336	4,743
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,365	3,880
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	7,195	6,677
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	43	43
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.743% 7/25/2036 (a)(c)	175	173
Fannie Mae, Series 1999-T2, Class A1, 7.382% 1/19/2039 (a)(c)	60	62
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	21	22
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (a)	156	138
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036 (a)	224	201
Freddie Mac Pool #QS0124 1.50% 11/1/2030 (a)	249	236
Freddie Mac Pool #ZS1044 6.50% 2/1/2036 (a)	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036 (a)	2	2

9	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #C91909 4.00% 11/1/2036 (a)	USD43	$43
Freddie Mac Pool #1H1354 6.903% 11/1/2036 (a)(c)	36	37
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	762	715
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (a)	944	976
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (a)	956	988
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (a)	2,264	2,338
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (a)	1,252	1,293
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	2,222	1,917
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	862	880
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	3,987	3,429
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	53,170	45,427
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	82,923	71,301
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	7,674	6,599
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	6,102	5,246
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	32,055	27,562
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	7,920	6,810
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	17,030	14,548
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	106,776	94,208
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	22	21
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	232	218
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	310	292
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	238	223
Freddie Mac Pool #G61082 3.00% 7/1/2043 (a)	2,690	2,468
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,205	1,128
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (a)	894	928
Freddie Mac Pool #760012 5.121% 4/1/2045 (a)(c)	560	567
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	389	391
Freddie Mac Pool #760014 4.288% 8/1/2045 (a)(c)	538	538
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	6,475	6,048
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	1,185	1,088
Freddie Mac Pool #G60744 3.50% 7/1/2046 (a)	1,540	1,430
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	2,419	2,248
Freddie Mac Pool #760015 3.682% 1/1/2047 (a)(c)	1,242	1,215
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	449	410
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	451	411
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	635	585
Freddie Mac Pool #ZT0538 3.50% 3/1/2048 (a)	1,302	1,200
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	442	408
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	437	401
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	367	337
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	354	327
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	296	274
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	210	194
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	195	179
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	124	115
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	115	106
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	15,214	14,525
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	108	99
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	418	396
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	303	290
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	187	177
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	248	230
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	135	125
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	105	97
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	614	585
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	266	261
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	1,081	1,062
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	525	517
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	342	334
Freddie Mac Pool #ZN4636 3.00% 10/1/2048 (a)	7,924	7,041
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	587	576
Freddie Mac Pool #ZA6700 3.50% 4/1/2049 (a)	8,462	7,765
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,346	1,245
Freddie Mac Pool #SD7502 3.50% 7/1/2049 (a)	5,692	5,223
Freddie Mac Pool #QA1442 3.50% 8/1/2049 (a)	3,267	3,011
Freddie Mac Pool #RA1339 3.00% 9/1/2049 (a)	1,375	1,215

U.S. Government Securities Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	USD396	$366
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,376	3,130
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,259	3,022
Freddie Mac Pool #SD7513 3.50% 4/1/2050 (a)	58,158	53,677
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (a)	952	827
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	328	287
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	173	144
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	11,896	9,547
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	162	135
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	4,413	3,509
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (a)	2,888	2,296
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	376	301
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	626	501
Freddie Mac Pool #RA4982 2.00% 4/1/2051 (a)	4,318	3,433
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	17,863	14,872
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	23,775	19,175
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	343	273
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,942	4,147
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (a)	688	573
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (a)	723	601
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (a)	223	186
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (a)	3,920	3,280
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (a)	38	32
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (a)	5,819	5,050
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	1,319	1,171
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	969	806
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	9,294	8,064
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	5,412	4,593
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (a)	219	182
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	6,000	5,204
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	1,733	1,528
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	1,472	1,170
Freddie Mac Pool #RA5995 2.50% 10/1/2051 (a)	1,379	1,147
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	742	617
Freddie Mac Pool #QC9256 2.50% 10/1/2051 (a)	191	160
Freddie Mac Pool #QC7814 2.50% 10/1/2051 (a)	191	159
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	443	391
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	4,839	3,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,177	4,382
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	3,716	3,153
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (a)	2,276	1,814
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	801	640
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	369	307
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	7,181	6,234
Freddie Mac Pool #QD3120 3.00% 12/1/2051 (a)	23	20
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	13,687	10,884
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	9,904	8,245
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	2,658	2,248
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (a)	1,254	1,042
Freddie Mac Pool #QD5042 3.00% 1/1/2052 (a)	15,000	13,028
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (a)	3,000	2,605
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	832	732
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (a)	534	463
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	415	331
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	384	307
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	283	225
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (a)	191	159
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (a)	174	145
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	50	41
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	1,000	867
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	24,410	22,464
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	1,748	1,592
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	50,165	39,977
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	9,019	7,196
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	6,099	4,849
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,818	1,452

11	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	USD254	$202
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,103	1,779
Freddie Mac Pool #QD9973 2.50% 3/1/2052 (a)	725	603
Freddie Mac Pool #QD8807 2.50% 3/1/2052 (a)	221	184
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)	213	177
Freddie Mac Pool #QE0588 2.50% 3/1/2052 (a)	161	134
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	14,756	13,002
Freddie Mac Pool #QD8673 3.00% 3/1/2052 (a)	1,644	1,428
Freddie Mac Pool #QD8337 3.00% 3/1/2052 (a)	189	164
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	960	868
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,667	1,331
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	3,757	3,123
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	1,193	1,010
Freddie Mac Pool #QD9868 3.50% 4/1/2052 (a)	24	22
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (a)	10,138	8,095
Freddie Mac Pool #8D0226 2.545% 5/1/2052 (a)(c)	5,410	4,963
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	57,488	49,949
Freddie Mac Pool #QE4101 3.50% 5/1/2052 (a)	47	42
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	40	37
Freddie Mac Pool #QE1719 4.00% 5/1/2052 (a)	750	701
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	2,928	2,340
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	232	194
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	20,763	18,040
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	1,451	1,259
Freddie Mac Pool #QE8299 3.00% 6/1/2052 (a)	955	830
Freddie Mac Pool #QE5303 3.50% 6/1/2052 (a)	61	55
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (a)	60	54
Freddie Mac Pool #QE3824 3.50% 6/1/2052 (a)	23	20
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	12,947	12,500
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	30,562	26,548
Freddie Mac Pool #QE8121 3.00% 7/1/2052 (a)	4,559	3,956
Freddie Mac Pool #QE6074 4.00% 7/1/2052 (a)	305	285
Freddie Mac Pool #QE5611 4.00% 7/1/2052 (a)	98	91
Freddie Mac Pool #QE4998 4.00% 7/1/2052 (a)	85	80
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	48	45
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	1,632	1,301
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	488	424
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	82	71
Freddie Mac Pool #QE8105 3.50% 8/1/2052 (a)	1,793	1,621
Freddie Mac Pool #SD1343 4.00% 8/1/2052 (a)	480	449
Freddie Mac Pool #QE8992 4.00% 8/1/2052 (a)	326	305
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (a)	186	174
Freddie Mac Pool #SD1382 4.00% 8/1/2052 (a)	56	53
Freddie Mac Pool #QE6678 4.00% 8/1/2052 (a)	26	24
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	2,303	2,233
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (a)	764	772
Freddie Mac Pool #QE9618 4.00% 9/1/2052 (a)	2,469	2,308
Freddie Mac Pool #QE9610 4.00% 9/1/2052 (a)	2,313	2,163
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	878	821
Freddie Mac Pool #QF0105 4.00% 9/1/2052 (a)	634	593
Freddie Mac Pool #QE9564 4.00% 9/1/2052 (a)	483	452
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	296	277
Freddie Mac Pool #QF1655 4.00% 9/1/2052 (a)	52	49
Freddie Mac Pool #QE9805 4.00% 9/1/2052 (a)	29	27
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	10,379	10,023
Freddie Mac Pool #SD8245 4.50% 9/1/2052 (a)	3,645	3,529
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	2,602	2,522
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	1,537	1,484
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	49,111	48,762
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	5,072	4,744
Freddie Mac Pool #QF1730 4.00% 10/1/2052 (a)	546	511
Freddie Mac Pool #QF1221 4.00% 10/1/2052 (a)	403	377
Freddie Mac Pool #QF1575 4.00% 10/1/2052 (a)	260	243
Freddie Mac Pool #QF1925 4.00% 10/1/2052 (a)	228	213
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	15,060	14,542
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	1,029	997

U.S. Government Securities Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	USD14,007	$13,888
Freddie Mac Pool #SD1968 4.00% 11/1/2052 (a)	43,321	40,532
Freddie Mac Pool #QF2443 4.00% 11/1/2052 (a)	1,965	1,838
Freddie Mac Pool #QF4190 4.00% 11/1/2052 (a)	440	411
Freddie Mac Pool #QF3165 4.00% 11/1/2052 (a)	272	254
Freddie Mac Pool #QF3906 4.00% 11/1/2052 (a)	226	211
Freddie Mac Pool #QF3985 4.00% 11/1/2052 (a)	30	28
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	17,350	17,082
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	822	796
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	24,992	25,251
Freddie Mac Pool #QF4668 4.00% 12/1/2052 (a)	497	464
Freddie Mac Pool #QF5391 4.00% 12/1/2052 (a)	30	28
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	20,139	19,966
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (a)	786	794
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (a)	296	298
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	54,779	57,165
Freddie Mac Pool #QF5422 4.00% 1/1/2053 (a)	1,066	997
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (a)	101	94
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	570	550
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	193,215	191,556
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	148,680	152,529
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	544	560
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	4,247	3,971
Freddie Mac Pool #SD2238 4.00% 2/1/2053 (a)	1,815	1,697
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	9,202	9,293
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	9,497	9,757
Freddie Mac Pool #RJ0150 4.00% 3/1/2053 (a)	599	560
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (a)	1,584	1,600
Freddie Mac Pool #RA8748 6.00% 3/1/2053 (a)	10,515	10,849
Freddie Mac Pool #QG1221 4.00% 4/1/2053 (a)	2,925	2,733
Freddie Mac Pool #SD2738 4.00% 4/1/2053 (a)	916	857
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	53	50
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	712	687
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,571	6,534
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	446	441
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	11,201	11,315
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	10,343	10,617
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	5,288	5,424
Freddie Mac Pool #SD3450 3.50% 5/1/2053 (a)	22	20
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	1,037	1,001
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	6,592	6,521
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	15,024	15,177
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	5,073	5,126
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	4,661	4,722
Freddie Mac Pool #QG2197 5.50% 5/1/2053 (a)	4,048	4,110
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	89,413	91,744
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	10,493	10,776
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	154	152
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	64,701	65,287
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	33,638	33,924
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	520	528
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	38	39
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	217,158	222,771
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	10,162	10,420
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	5,156	5,310
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	4,488	4,606
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	3,093	3,190
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,487	2,585
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	2,140	2,195
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	9,666	10,094
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	8,598	8,979
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	8,124	8,530
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	8,094	8,514
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	5,606	5,909
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	4,314	4,522

13	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	USD2,690	$2,798
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	2,627	2,786
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	133	132
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	248,112	250,739
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	9,102	9,191
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	23,954	24,559
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	140	144
Freddie Mac Pool #RA9381 6.50% 7/1/2053 (a)	18,203	19,044
Freddie Mac Pool #SL0707 3.50% 8/1/2053 (a)	49	44
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	6,964	6,508
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	13,827	14,068
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	247,800	254,098
Freddie Mac Pool #QG9159 6.00% 8/1/2053 (a)	10,473	10,797
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	3,455	3,540
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	1,143	1,172
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	18,212	18,386
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	21,684	22,222
Freddie Mac Pool #QH0857 6.50% 9/1/2053 (a)	45	47
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (a)	2,106	1,828
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	57,611	59,087
Freddie Mac Pool #SD4546 6.00% 10/1/2053 (a)	24,759	25,390
Freddie Mac Pool #RJ0108 6.50% 10/1/2053 (a)	34,908	36,473
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	9,193	8,853
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	15,018	14,845
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	11,078	11,354
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	5,597	5,835
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	69	72
Freddie Mac Pool #RJ0325 6.50% 11/1/2053 (a)	69	72
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	86	89
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,001	2,393
Freddie Mac Pool #SD4699 6.00% 1/1/2054 (a)	48,051	49,272
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	16,591	16,998
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (a)	6,240	6,438
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	4,828	5,037
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	4,593	4,776
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,392	4,571
Freddie Mac Pool #QH8689 6.50% 1/1/2054 (a)	2,817	2,935
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	— (b)	— (b)
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	1,985	1,853
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	2,046	2,063
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (a)	15,062	15,535
Freddie Mac Pool #RJ0940 6.00% 2/1/2054 (a)	13,370	13,699
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	4,210	4,310
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	3,421	3,525
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	3,105	3,175
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	19,363	20,147
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	25,812	26,009
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	16,245	16,440
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	38,101	39,252
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,932	1,978
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	5,337	5,545
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	7,719	7,825
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,284	1,294
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	1,639	1,688
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	1,217	1,251
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	908	935
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	4,814	5,034
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	2,059	2,141
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	6,731	6,785
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	7,948	8,166
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,526	1,574
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	10	10
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	29,279	30,503
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	14,828	15,492
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (a)	3,874	4,033
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	7,894	7,812

U.S. Government Securities Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	USD1,893	$1,917
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	4,062	4,181
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	2,850	2,938
Freddie Mac Pool #QI7562 6.00% 6/1/2054 (a)	135	139
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	4	4
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	61,361	63,750
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	33,956	35,552
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	12,679	13,249
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	7,808	8,179
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,534	4,734
Freddie Mac Pool #QI9079 6.50% 6/1/2054 (a)	2,068	2,145
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	15,736	15,853
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	1,397	1,411
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	18,711	19,358
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	13,146	13,464
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	12,862	13,202
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	6,003	6,145
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	5,740	5,918
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	4,199	4,301
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	2,323	2,381
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,240	2,297
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (a)	783	801
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	84,893	88,202
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	3,979	4,154
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	5,348	5,392
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,380	4,441
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,386	3,414
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,075	3,102
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	569	574
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	40,068	41,071
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	18,227	18,668
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	3,799	3,885
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	3,391	3,484
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	1,629	1,680
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1,143	1,169
Freddie Mac Pool #SD6530 6.50% 8/1/2054 (a)	51,199	53,557
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	27,764	28,988
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	10,250	10,706
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,112	10,558
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	5,870	6,103
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,682	3,853
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,593	2,707
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	997	1,036
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	15,664	15,775
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	8,428	8,496
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	8,174	8,283
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	3,544	3,594
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	3,199	3,227
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	226	228
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	11,901	12,198
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	6,487	6,664
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	5,970	6,160
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,672	5,855
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,662	3,751
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	2,681	2,756
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	24,512	25,482
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	8,354	8,686
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	5,760	6,007
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,273	3,417
Freddie Mac Pool #QJ3334 6.50% 9/1/2054 (a)	3,232	3,353
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	2,864	2,977
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,745	1,820
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	174	182
Freddie Mac Pool #QJ4654 6.50% 9/1/2054 (a)	13	14
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	782	731
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	180	178

15	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	USD17,981	$18,100
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	13,800	13,926
Freddie Mac Pool #SD6686 6.00% 10/1/2054 (a)	409	419
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	8,432	8,767
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	6,345	5,926
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	8,032	7,735
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	4,820	4,757
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	261	257
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	44,623	44,916
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,427	11,508
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (a)	1,274	1,283
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	11,154	11,017
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	8,433	8,350
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	5,570	5,511
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	3,596	3,561
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	3,441	3,396
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	1,840	1,820
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	2,552	2,569
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	1,811	1,823
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	3,217	3,300
Freddie Mac Pool #QX0923 6.50% 12/1/2054 (a)	5,627	5,847
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	10,405	10,473
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	46,433	47,580
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	13,128	13,499
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	919	939
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	23,905	23,017
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	11	11
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	10,425	10,658
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (a)	188	193
Freddie Mac Pool #QX6647 6.00% 2/1/2055 (a)	159	162
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	496	514
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	32	33
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	398	401
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	10,568	10,804
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	139	144
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	1,204	1,188
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	48,109	49,172
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,648	2,707
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	2,084	2,161
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	2,553	2,520
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	16,637	16,743
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	33,877	34,626
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (a)	778	795
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	9,430	9,306
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	11,058	11,128
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	112,406	114,891
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (a)	10,587	10,826
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	15,991	16,344
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	3,224	3,295
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.707% 5/15/2036 (a)(c)	332	328
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026 (a)	3,507	3,455
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027 (a)	1,370	1,353
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028 (a)	560	556
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	50,000	50,730
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	121	107
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	279	245
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (a)	96	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(c)	12,273	11,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	8,603	7,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	1,727	1,534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	14,117	13,231
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	13,925	13,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	9,049	7,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	9,349	8,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	5,290	4,831
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	2,823	2,743

U.S. Government Securities Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	USD10,130	$9,101
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057 (a)	1,480	1,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057 (a)	2,202	2,140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	7,506	6,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	2,625	2,549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	15,768	15,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	8,630	7,714
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	3,811	3,421
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	354	344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	9,630	8,969
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	9,473	9,272
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	47,602	46,634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	31,094	29,740
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	16,501	15,765
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	11,631	10,747
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	4,381	3,871
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	42,981	41,752
Government National Mortgage Assn. 3.50% 9/1/2055 (a)(d)	23,509	21,402
Government National Mortgage Assn. 4.00% 9/1/2055 (a)(d)	64,353	60,045
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029 (a)	52	53
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032 (a)	145	148
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034 (a)	641	628
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037 (a)	57	59
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	86	91
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038 (a)	10	10
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	32	33
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038 (a)	56	58
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038 (a)	50	52
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038 (a)	46	46
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039 (a)	385	404
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039 (a)	90	86
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039 (a)	11	10
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	174	177
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	500	530
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	315	315
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	754	779
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040 (a)	119	120
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040 (a)	95	96
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041 (a)	25	26
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	1,401	1,419
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041 (a)	44	45
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041 (a)	79	73
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041 (a)	60	59
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041 (a)	407	372
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	3,282	3,209
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042 (a)	862	823
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042 (a)	350	334
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043 (a)	523	474
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	9	9
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	17	18
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	9,660	7,923
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,207	3,579
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	10,939	8,972
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	24,432	20,850
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,194	3,539
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	8,163	6,905
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	44,493	37,526
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	16,143	13,655
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	38,002	32,346
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	5,152	4,397
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	19,777	16,901
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	11,837	10,101
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	9,560	8,099
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,834	4,286
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,652	3,237
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	24,564	22,440

17	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	USD281	$240
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	4,546	4,151
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	24,268	22,167
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	39,323	37,014
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	4,522	4,260
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	2,867	2,696
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	34,203	33,112
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	37,571	36,319
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	14,449	13,960
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	13,997	13,138
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	16,892	16,282
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	94,393	88,109
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	6,999	7,057
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	46,807	43,691
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,366	2,385
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	20,895	19,504
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	91,919	85,800
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	18,998	19,156
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	21,521	21,699
Government National Mortgage Assn. Pool #892950 5.208% 7/20/2060 (a)(c)	19	19
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (a)	2	1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (a)	10	10
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061 (a)	1	1
Government National Mortgage Assn. Pool #795471 5.192% 2/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #759735 4.765% 3/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #767610 4.592% 11/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #767641 4.451% 5/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #795533 4.817% 5/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #894475 6.682% 10/20/2063 (a)(c)	229	233
Government National Mortgage Assn. Pool #AG8068 4.816% 1/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #894482 6.643% 2/20/2064 (a)(c)	348	357
Government National Mortgage Assn. Pool #AG8149 4.831% 6/20/2064 (a)(c)	20	20
Government National Mortgage Assn. Pool #AG8150 4.902% 7/20/2064 (a)	2	2
Government National Mortgage Assn. Pool #AG8155 5.171% 7/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8156 5.27% 7/20/2064 (a)(c)	4	4
Government National Mortgage Assn. Pool #AG8194 4.228% 9/20/2064 (a)	4	4
Government National Mortgage Assn. Pool #AG8189 5.192% 9/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AL7438 4.694% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033 (a)	35	35
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.68% 5/20/2062 (a)(c)	73	73
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.946% 7/20/2062 (a)(c)	68	68
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.871% 10/20/2062 (a)(c)	63	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	5,417	4,042
Uniform Mortgage-Backed Security 2.00% 9/1/2040 (a)(d)	27,041	24,818
Uniform Mortgage-Backed Security 2.50% 9/1/2040 (a)(d)	15,421	14,475
Uniform Mortgage-Backed Security 4.00% 9/1/2040 (a)(d)	7,125	6,996
Uniform Mortgage-Backed Security 2.00% 10/1/2040 (a)(d)	2,059	1,891
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (a)(d)	8,875	8,711
Uniform Mortgage-Backed Security 5.00% 10/1/2040 (a)(d)	10,000	10,100
Uniform Mortgage-Backed Security 2.00% 9/1/2055 (a)(d)	61,126	48,561
Uniform Mortgage-Backed Security 2.50% 9/1/2055 (a)(d)	85,389	70,912
Uniform Mortgage-Backed Security 3.50% 9/1/2055 (a)(d)	45,571	41,174
Uniform Mortgage-Backed Security 4.00% 9/1/2055 (a)(d)	6,737	6,288
Uniform Mortgage-Backed Security 4.50% 9/1/2055 (a)(d)	38	36
Uniform Mortgage-Backed Security 5.50% 9/1/2055 (a)(d)	27,685	27,845
Uniform Mortgage-Backed Security 6.00% 9/1/2055 (a)(d)	4,463	4,560
Uniform Mortgage-Backed Security 6.50% 9/1/2055 (a)(d)	36,636	37,971
Uniform Mortgage-Backed Security 7.00% 9/1/2055 (a)(d)	123,401	129,832
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(d)	101,848	84,568
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(d)	212,843	192,233
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(d)	4,146	3,984

U.S. Government Securities Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(d)	USD12,165	$12,418
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(d)	846,497	876,837
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(d)	96,683	101,717
		10,649,983

Collateralized mortgage-backed obligations 0.06%
FARM Mortgage Trust, Series 2024-1, Class A, 4.693% 10/1/2053 (a)(c)(e)	13,341	13,011
Total mortgage-backed obligations		10,662,994
U.S. Treasury bonds & notes 42.46%
U.S. Treasury 38.26%
U.S. Treasury 3.00% 10/31/2025	2,665	2,660
U.S. Treasury 4.50% 11/15/2025	456	456
U.S. Treasury 4.25% 12/31/2025	235,000	235,110
U.S. Treasury 4.25% 1/31/2026	114,000	114,060
U.S. Treasury 4.625% 2/28/2026	130,000	130,376
U.S. Treasury 4.50% 3/31/2026	50,000	50,145
U.S. Treasury 0.75% 4/30/2026	11,220	10,987
U.S. Treasury 4.875% 4/30/2026	130,000	130,749
U.S. Treasury 0.875% 6/30/2026	51,500	50,242
U.S. Treasury 4.50% 7/15/2026	32,658	32,824
U.S. Treasury 4.375% 7/31/2026	595,000	597,533
U.S. Treasury 0.75% 8/31/2026	22,810	22,123
U.S. Treasury 1.375% 8/31/2026	2,500	2,440
U.S. Treasury 4.625% 9/15/2026	51,444	51,852
U.S. Treasury 0.875% 9/30/2026	400	388
U.S. Treasury 3.50% 9/30/2026	136,000	135,519
U.S. Treasury 2.00% 11/15/2026	50,000	48,956
U.S. Treasury 4.25% 11/30/2026	3,678	3,698
U.S. Treasury 4.375% 12/15/2026	114,366	115,219
U.S. Treasury 1.25% 12/31/2026	35,000	33,870
U.S. Treasury 4.25% 12/31/2026	32,704	32,904
U.S. Treasury 4.125% 1/31/2027	51,000	51,259
U.S. Treasury 4.125% 2/15/2027	6,600	6,636
U.S. Treasury 1.875% 2/28/2027	18,463	17,973
U.S. Treasury 4.50% 4/15/2027	48,461	49,070
U.S. Treasury 0.50% 4/30/2027	16,800	15,950
U.S. Treasury 3.75% 4/30/2027	45,034	45,085
U.S. Treasury 2.375% 5/15/2027	48,800	47,770
U.S. Treasury 2.625% 5/31/2027	30,980	30,439
U.S. Treasury 3.875% 5/31/2027	56,788	56,983
U.S. Treasury 0.50% 6/30/2027	14,000	13,230
U.S. Treasury 3.25% 6/30/2027	176,919	175,692
U.S. Treasury 3.75% 6/30/2027	418,582	419,323
U.S. Treasury 4.375% 7/15/2027	10,360	10,495
U.S. Treasury 2.75% 7/31/2027	56,000	55,086
U.S. Treasury 3.875% 7/31/2027	28,432	28,556
U.S. Treasury 0.50% 8/31/2027	33,320	31,338
U.S. Treasury 3.625% 8/31/2027	7,404	7,406
U.S. Treasury 3.375% 9/15/2027	30,000	29,865
U.S. Treasury 0.375% 9/30/2027	45,000	42,115
U.S. Treasury 4.125% 9/30/2027	3,100	3,132
U.S. Treasury 3.875% 10/15/2027	2,427	2,439
U.S. Treasury 0.50% 10/31/2027	18,790	17,586
U.S. Treasury 4.125% 11/15/2027	5,057	5,112
U.S. Treasury 0.625% 11/30/2027	3,100	2,903
U.S. Treasury 3.875% 11/30/2027	44,000	44,253
U.S. Treasury 3.875% 12/31/2027	166,000	167,031
U.S. Treasury 4.25% 1/15/2028	7,682	7,794
U.S. Treasury 4.25% 2/15/2028 (f)	605,000	614,240
U.S. Treasury 4.00% 2/29/2028	46,435	46,888
U.S. Treasury 1.25% 3/31/2028	390	368
U.S. Treasury 1.25% 5/31/2028	6,300	5,919
U.S. Treasury 3.625% 5/31/2028	53,200	53,254

19	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.25% 6/30/2028	USD59,360	$55,673
U.S. Treasury 4.00% 6/30/2028	84,653	85,619
U.S. Treasury 4.125% 7/31/2028	224,000	227,334
U.S. Treasury 3.625% 8/15/2028	5,093	5,100
U.S. Treasury 1.125% 8/31/2028	50,000	46,533
U.S. Treasury 4.375% 8/31/2028	16,000	16,358
U.S. Treasury 4.375% 11/30/2028	220,840	226,076
U.S. Treasury 1.75% 1/31/2029	25,000	23,526
U.S. Treasury 4.00% 1/31/2029	1,417	1,435
U.S. Treasury 2.625% 2/15/2029	40,000	38,745
U.S. Treasury 4.625% 4/30/2029	12,620	13,055
U.S. Treasury 4.50% 5/31/2029	208,643	215,000
U.S. Treasury 3.25% 6/30/2029	25,000	24,668
U.S. Treasury 2.625% 7/31/2029	63,533	61,235
U.S. Treasury 4.00% 7/31/2029	188,000	190,512
U.S. Treasury 3.875% 9/30/2029	9,600	9,687
U.S. Treasury 4.125% 10/31/2029	99,341	101,157
U.S. Treasury 4.125% 11/30/2029	128,106	130,483
U.S. Treasury 3.875% 12/31/2029	6,000	6,053
U.S. Treasury 4.375% 12/31/2029	294,852	303,271
U.S. Treasury 3.50% 1/31/2030	74,905	74,419
U.S. Treasury 4.00% 2/28/2030	126,000	127,787
U.S. Treasury 4.00% 3/31/2030	32,613	33,066
U.S. Treasury 3.875% 4/30/2030	20,426	20,602
U.S. Treasury 0.625% 5/15/2030	30,880	26,845
U.S. Treasury 3.75% 5/31/2030	35,000	35,100
U.S. Treasury 4.00% 5/31/2030	3,549	3,599
U.S. Treasury 4.00% 7/31/2030	23,355	23,666
U.S. Treasury 0.625% 8/15/2030	14,510	12,505
U.S. Treasury 4.625% 9/30/2030	193,819	201,913
U.S. Treasury 4.875% 10/31/2030	119,277	125,679
U.S. Treasury 4.375% 11/30/2030	24,897	25,653
U.S. Treasury 3.75% 12/31/2030	1,956	1,957
U.S. Treasury 4.25% 2/28/2031	8,000	8,194
U.S. Treasury 1.625% 5/15/2031	29,550	26,310
U.S. Treasury 4.25% 6/30/2031	120,000	122,794
U.S. Treasury 4.125% 10/31/2031	1,112	1,129
U.S. Treasury 1.375% 11/15/2031	56,000	48,396
U.S. Treasury 4.125% 11/30/2031	42,310	42,948
U.S. Treasury 4.50% 12/31/2031	4,814	4,985
U.S. Treasury 4.375% 1/31/2032	20,000	20,565
U.S. Treasury 1.875% 2/15/2032	16,949	15,019
U.S. Treasury 4.125% 2/29/2032	40,000	40,569
U.S. Treasury 4.00% 4/30/2032	5,100	5,131
U.S. Treasury 4.125% 5/31/2032	137,460	139,205
U.S. Treasury 4.00% 6/30/2032	215,000	216,100
U.S. Treasury 2.75% 8/15/2032	7,514	6,976
U.S. Treasury 3.875% 8/15/2033	44,841	44,384
U.S. Treasury 4.00% 2/15/2034	34,006	33,813
U.S. Treasury 4.375% 5/15/2034	36,116	36,833
U.S. Treasury 3.875% 8/15/2034	26,014	25,510
U.S. Treasury 4.25% 11/15/2034	170,978	172,140
U.S. Treasury 4.25% 5/15/2035	6,887	6,911
U.S. Treasury 4.25% 8/15/2035	67,000	67,141
U.S. Treasury 5.00% 5/15/2037	1,500	1,594
U.S. Treasury 4.625% 2/15/2040	580	581
U.S. Treasury 1.125% 5/15/2040	3,660	2,279
U.S. Treasury 1.125% 8/15/2040	33,890	20,864
U.S. Treasury, interest only, 0% 11/15/2040 (f)	15,000	7,104
U.S. Treasury 1.375% 11/15/2040	33,948	21,636
U.S. Treasury 1.875% 2/15/2041	22,549	15,502
U.S. Treasury 4.75% 2/15/2041	6,330	6,384
U.S. Treasury 2.25% 5/15/2041	34,863	25,270
U.S. Treasury 1.75% 8/15/2041 (f)	93,380	61,864
U.S. Treasury 3.125% 11/15/2041	100	82
U.S. Treasury 3.25% 5/15/2042	39,623	32,581

U.S. Government Securities Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.375% 8/15/2042	USD2,850	$2,377
U.S. Treasury 2.75% 11/15/2042	30,021	22,694
U.S. Treasury 3.875% 2/15/2043	11,970	10,635
U.S. Treasury 2.875% 5/15/2043	10,880	8,322
U.S. Treasury 3.875% 5/15/2043	19,985	17,715
U.S. Treasury 4.375% 8/15/2043	9,360	8,849
U.S. Treasury 4.50% 2/15/2044	78,000	74,764
U.S. Treasury 3.375% 5/15/2044	5,278	4,301
U.S. Treasury 4.625% 11/15/2044	3,317	3,218
U.S. Treasury 2.50% 2/15/2045	60,000	41,813
U.S. Treasury 4.75% 2/15/2045	2,482	2,444
U.S. Treasury 3.00% 5/15/2045	3,350	2,540
U.S. Treasury 5.00% 5/15/2045	101,555	103,245
U.S. Treasury 2.875% 8/15/2045	100	74
U.S. Treasury 4.875% 8/15/2045	4,549	4,554
U.S. Treasury 2.50% 2/15/2046	8,997	6,170
U.S. Treasury 2.25% 8/15/2046	15,360	9,950
U.S. Treasury 3.00% 2/15/2047	20,802	15,449
U.S. Treasury 2.75% 8/15/2047	14,222	10,016
U.S. Treasury 2.75% 11/15/2047	7,375	5,179
U.S. Treasury 3.00% 2/15/2048	15,529	11,394
U.S. Treasury 3.125% 5/15/2048	6,500	4,868
U.S. Treasury 3.00% 8/15/2048	27,802	20,295
U.S. Treasury 2.25% 8/15/2049	13,076	8,069
U.S. Treasury 2.375% 11/15/2049	17,921	11,341
U.S. Treasury 2.00% 2/15/2050	61,360	35,426
U.S. Treasury 1.25% 5/15/2050 (f)	124,750	58,818
U.S. Treasury 1.375% 8/15/2050	71,480	34,539
U.S. Treasury 1.625% 11/15/2050 (f)	292,196	150,778
U.S. Treasury 1.875% 2/15/2051	42,054	23,133
U.S. Treasury 2.375% 5/15/2051	100,450	62,405
U.S. Treasury 2.00% 8/15/2051	72,003	40,631
U.S. Treasury 1.875% 11/15/2051	20,830	11,339
U.S. Treasury 2.25% 2/15/2052	500	299
U.S. Treasury 2.875% 5/15/2052	29,000	19,996
U.S. Treasury 4.00% 11/15/2052	19,214	16,483
U.S. Treasury 3.625% 2/15/2053	7,855	6,287
U.S. Treasury 4.125% 8/15/2053 (f)	36,908	32,327
U.S. Treasury 4.75% 11/15/2053	70,653	68,677
U.S. Treasury 4.25% 2/15/2054	4,300	3,847
U.S. Treasury 4.625% 5/15/2054	71,042	67,673
U.S. Treasury 4.25% 8/15/2054	18,662	16,696
U.S. Treasury 4.50% 11/15/2054	6,580	6,142
U.S. Treasury 4.625% 2/15/2055	90,000	85,795
U.S. Treasury 4.75% 5/15/2055	1,998	1,943
U.S. Treasury 4.75% 8/15/2055	132,000	128,463
		8,964,379

U.S. Treasury inflation-protected securities 4.20%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (g)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (g)	43,804	43,526
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	98,627	98,076
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	46,835	46,228
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	455,104	466,879
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	61,188	56,506
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	88,088	89,289
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (f)(g)	47,542	35,341
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	1,964	1,117
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	10,449	8,083
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	37,291	33,342
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	112,561	106,426
		984,813
Total U.S. Treasury bonds & notes		9,949,192

21	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.83%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		USD137	$136
Fannie Mae 0.75% 10/8/2027		21,700	20,442
Fannie Mae 7.125% 1/15/2030		5,000	5,685
Fannie Mae 0.875% 8/5/2030		63,500	55,439
Federal Home Loan Bank 3.25% 11/16/2028		56,500	55,930
Federal Home Loan Bank 5.50% 7/15/2036		1,000	1,090
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,937
Tennessee Valley Authority 4.875% 5/15/2035		30,000	30,682
Tennessee Valley Authority 4.65% 6/15/2035		4,480	4,568
Tennessee Valley Authority 5.88% 4/1/2036		3,625	4,020
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300	3,109
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,162	1,119
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		747	739
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,430	3,376
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		990	974
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		650	637
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		585	569
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		705	678
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		720	681
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	512
			195,323
Total bonds, notes & other debt instruments (cost: $21,185,450,000)			20,807,509
Short-term securities 18.35%	Weighted average yield at acquisition
U.S. Treasury bills 11.21%
U.S. Treasury 9/23/2025	3.978%	100,000	99,752
U.S. Treasury 10/9/2025	4.189	150,000	149,354
U.S. Treasury 10/28/2025	4.096	550,000	546,456
U.S. Treasury 11/6/2025	4.087	300,000	297,790
U.S. Treasury 11/20/2025	4.112	700,000	693,781
U.S. Treasury 12/4/2025	4.075	350,000	346,372
U.S. Treasury 12/18/2025	4.102	500,000	494,043
			2,627,548
		Shares
Money market investments 6.71%
Capital Group Central Cash Fund 4.29% (h)(i)		15,727,410	1,572,898
		Principal amount (000)
Federal agency bills & notes 0.43%
	Coupon rate
Interest bearing bills & notes 0.43%
Federal Home Loan Bank 9/25/2025	4.210	USD100,000	99,730
			99,730
Total federal agency bills & notes			99,730
Total short-term securities (cost: $4,299,070,000)			4,300,176

U.S. Government Securities Fund	22

Options purchased (equity style) 0.00%	Value (000)
Options purchased (equity style)*	$1,236
Total options purchased (equity style) (cost: $9,451,000)	1,236
Total investment securities 107.15% (cost: $25,493,971,000)	25,108,921
Total options written† 0.00% (premium received: $337,000)	(112)
Other assets less liabilities (7.15)%	(1,675,925)
Net assets 100.00%	$23,432,884
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	18,000	9/12/2025	USD96.12	USD4,500,000	$225
3 Month SOFR Futures Option	7,547	9/12/2025	97.00	1,886,750	47
3 Month SOFR Futures Option	16,374	9/12/2025	98.00	4,093,500	102
3 Month SOFR Futures Option	1,318	12/12/2025	96.50	329,500	190
3 Month SOFR Futures Option	1,318	12/12/2025	97.00	329,500	66
3 Month SOFR Futures Option	1,318	12/12/2025	97.50	329,500	33
3 Month SOFR Futures Option	10,150	12/12/2025	98.00	2,537,500	127
					$790
Put
10 Year U.S. Treasury Note Futures Option	1,050	9/5/2025	USD112.00	USD105,000	$147
3 Month SOFR Futures Option	47,840	12/12/2025	95.69	11,960,000	299
					$446
					$1,236
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	18,000	9/12/2025	USD96.25	USD(4,500,000)	$(112)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
30 Day Federal Funds Futures	Long	7,632	9/2/2025	USD3,042,549	$(249)
3 Month SOFR Futures	Long	32,545	9/17/2025	7,781,103	(6,116)
3 Month SOFR Futures	Long	3,207	3/18/2026	771,524	163
3 Month SOFR Futures	Long	193	6/17/2026	46,554	(241)
2 Year U.S. Treasury Note Futures	Long	52,389	1/6/2026	10,925,153	14,277
5 Year U.S. Treasury Note Futures	Long	39,515	1/6/2026	4,325,658	15,659
10 Year U.S. Treasury Note Futures	Long	9,079	12/31/2025	1,021,387	6,189
10 Year Ultra U.S. Treasury Note Futures	Short	2,232	12/31/2025	(255,355)	(1,224)

23	U.S. Government Securities Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
20 Year U.S. Treasury Note Futures	Long	3,009	12/31/2025	USD343,778	$960
30 Year Ultra U.S. Treasury Note Futures	Short	198	12/31/2025	(23,079)	76
					$29,494
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD17,242	$(6)	$—	$(6)
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	— (b)	—	— (b)
4.2035%	Annual	SOFR	Annual	1/10/2026	51,352	(1)	—	(1)
4.184%	Annual	SOFR	Annual	1/10/2026	51,352	(4)	—	(4)
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	77	—	77
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	37	—	37
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	29	—	29
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	22	—	22
4.2515%	Annual	SOFR	Annual	2/17/2026	35,064	20	—	20
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	19	—	19
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	18	—	18
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	843	—	843
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	843	—	843
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	2,054	—	2,054
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	1,073	—	1,073
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	2,447	—	2,447
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	2,122	—	2,122
4.659%	Annual	SOFR	Annual	5/17/2026	560,900	2,752	—	2,752
SOFR	Annual	3.848%	Annual	11/15/2026	49,153	(114)	—	(114)
SOFR	Annual	3.8045%	Annual	12/15/2026	25,400	(60)	—	(60)
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(74)	—	(74)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(99)	—	(99)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(120)	—	(120)
SOFR	Annual	4.186%	Annual	2/18/2027	682,600	(6,067)	—	(6,067)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	956	—	956
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	471	—	471
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	5,668	—	5,668
SOFR	Annual	3.41338%	Annual	6/30/2027	103,747	22	—	22
SOFR	Annual	3.62%	Annual	6/30/2027	99,122	(339)	—	(339)
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	406	—	406
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	127	—	127
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	2,579	—	2,579
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(161)	—	(161)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	1,890	—	1,890
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	(456)	—	(456)
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	(560)	—	(560)
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	(665)	—	(665)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	26,816	—	26,816
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(204)	—	(204)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(69)	—	(69)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	42	—	42
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	26	—	26
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	28	—	28
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(281)	—	(281)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(57)	—	(57)

U.S. Government Securities Fund	24

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.259%	Annual	SOFR	Annual	5/1/2030	USD33,100	$(94)	$—	$(94)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(200)	—	(200)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(159)	—	(159)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(64)	—	(64)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(173)	—	(173)
2.665%	At maturity	U.S. Urban CPI	At maturity	8/18/2030	74,780	(204)	—	(204)
2.625%	At maturity	U.S. Urban CPI	At maturity	8/21/2030	104,880	(470)	—	(470)
2.625%	At maturity	U.S. Urban CPI	At maturity	8/22/2030	74,582	(331)	—	(331)
2.6825%	At maturity	U.S. Urban CPI	At maturity	8/27/2030	74,172	(111)	—	(111)
2.755%	At maturity	U.S. Urban CPI	At maturity	8/29/2030	74,100	148	—	148
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	13,955	—	13,955
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(192)	—	(192)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(453)	—	(453)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	637	—	637
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	488	—	488
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	(123)	—	(123)
SOFR	Annual	3.7175%	Annual	8/8/2035	14,824	(42)	—	(42)
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	5,732	—	5,732
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,647)	—	(1,647)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(4,138)	—	(4,138)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(3,997)	—	(3,997)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	15,866	—	15,866
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	3,080	—	3,080
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	3,060	—	3,060
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,937	—	1,937
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,833	—	1,833
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,757	—	1,757
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,729	—	1,729
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,754	—	1,754
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	2,034	—	2,034
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	3,652	—	3,652
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,779	—	1,779
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,729	—	1,729
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	1,988	—	1,988
SOFR	Annual	3.6765%	Annual	2/20/2054	28,973	2,010	—	2,010
SOFR	Annual	3.6815%	Annual	2/20/2054	27,800	1,905	—	1,905
SOFR	Annual	3.7205%	Annual	2/21/2054	23,227	1,438	—	1,438
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	5,464	—	5,464
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	5,175	—	5,175
SOFR	Annual	3.9745%	Annual	8/5/2055	7,275	127	—	127
SOFR	Annual	3.95%	Annual	8/6/2055	2,651	61	—	61
						$108,990	$—	$108,990
Investments in affiliates (i)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.71%
Money market investments 6.71%
Capital Group Central Cash Fund 4.29% (h)	$2,702,154	$12,406,403	$13,535,415	$310	$(554)	$1,572,898	$87,471

25	U.S. Government Securities Fund

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,011,000, which represented
0.06% of the net assets of the fund.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $187,138,000, which represented 0.80% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Rate represents the seven-day yield at 8/31/2025.
(i)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

U.S. Government Securities Fund	26

Financial statements
Statement of assets and liabilities at August 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $23,921,341)	$23,536,023
Affiliated issuers (cost: $1,572,630)	1,572,898	$25,108,921
Cash		943
Cash collateral pledged for swap contracts		20
Receivables for:
Sales of investments	1,335,493
Sales of fund’s shares	13,959
Dividends and interest	120,460
Variation margin on futures contracts	2,736
Variation margin on centrally cleared swap contracts	6,635	1,479,283
		26,589,167
Liabilities:
Options written, at value (premium received: $337)		112
Payables for:
Purchases of investments	3,131,451
Repurchases of fund’s shares	10,293
Dividends on fund’s shares	1,262
Investment advisory services	4,607
Services provided by related parties	1,500
Trustees’ deferred compensation	458
Variation margin on futures contracts	3,060
Variation margin on centrally cleared swap contracts	3,515
Other	25	3,156,171
Net assets at August 31, 2025		$23,432,884
Net assets consist of:
Capital paid in on shares of beneficial interest		$26,615,634
Total distributable earnings (accumulated loss)		(3,182,750)
Net assets at August 31, 2025		$23,432,884
Refer to the notes to financial statements.

27	U.S. Government Securities Fund

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,938,447 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,669,557	220,814	$12.09
Class C	55,271	4,603	12.01
Class T	9	1	12.09
Class F-1	72,110	5,966	12.09
Class F-2	928,939	76,834	12.09
Class F-3	866,896	71,697	12.09
Class 529-A	155,109	12,830	12.09
Class 529-C	5,029	420	11.98
Class 529-E	5,796	480	12.08
Class 529-T	11	1	12.09
Class 529-F-1	10	1	12.09
Class 529-F-2	29,461	2,437	12.09
Class 529-F-3	10	1	12.09
Class R-1	7,509	625	12.02
Class R-2	67,143	5,590	12.01
Class R-2E	7,017	581	12.08
Class R-3	102,793	8,507	12.08
Class R-4	97,908	8,096	12.09
Class R-5E	42,806	3,541	12.09
Class R-5	56,093	4,638	12.09
Class R-6	18,263,407	1,510,784	12.09

Refer to the notes to financial statements.

U.S. Government Securities Fund	28

Financial statements (continued)
Statement of operations for the year ended August 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$951,656
Dividends from affiliated issuers	87,471	$1,039,127
Fees and expenses*:
Investment advisory services	54,241
Distribution services	9,512
Transfer agent services	6,040
Administrative services	6,763
529 plan services	102
Reports to shareholders	247
Registration statement and prospectus	827
Trustees’ compensation	144
Auditing and legal	40
Custodian	56
Other	34
Total fees and expenses before waivers and/or reimbursements	78,006
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	6,485
Total fees and expenses after waivers and/or reimbursements		71,521
Net investment income		967,606
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(61,277)
Affiliated issuers	310
Options written	4,763
Futures contracts	(54,625)
Swap contracts	31,196	(79,633)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(40,082)
Affiliated issuers	(554)
Options written	1,111
Futures contracts	45,427
Swap contracts	(14,200)	(8,298)
Net realized gain (loss) and unrealized appreciation (depreciation)		(87,931)
Net increase (decrease) in net assets resulting from operations		$879,675
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

29	U.S. Government Securities Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2025	2024

Operations:
Net investment income	$967,606	$905,341
Net realized gain (loss)	(79,633)	(376,530)
Net unrealized appreciation (depreciation)	(8,298)	817,458
Net increase (decrease) in net assets resulting from operations	879,675	1,346,269
Distributions paid or accrued to shareholders	(993,558)	(906,905)
Net capital share transactions	1,309,354	2,690,953
Total increase (decrease) in net assets	1,195,471	3,130,317
Net assets:
Beginning of year	22,237,413	19,107,096
End of year	$23,432,884	$22,237,413
Refer to the notes to financial statements.

U.S. Government Securities Fund	30

Notes to financial statements
1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

31	U.S. Government Securities Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

U.S. Government Securities Fund	32

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,662,994	$—	$10,662,994
U.S. Treasury bonds & notes	—	9,949,192	—	9,949,192
Federal agency bonds & notes	—	195,323	—	195,323
Short-term securities	1,572,898	2,727,278	—	4,300,176
Options purchased on futures (equity style)	1,236	—	—	1,236
Total	$1,574,134	$23,534,787	$—	$25,108,921

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37,324	$—	$—	$37,324
Unrealized appreciation on centrally cleared interest rate swaps	—	130,725	—	130,725
Liabilities:
Value of options written (equity style)	(112)	—	—	(112)
Unrealized depreciation on futures contracts	(7,830)	—	—	(7,830)
Unrealized depreciation on centrally cleared interest rate swaps	—	(21,735)	—	(21,735)
Total	$29,382	$108,990	$—	$138,372
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

33	U.S. Government Securities Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities are subject to market risk, interest rate risk and credit risk. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities  — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments

U.S. Government Securities Fund	34

generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at at predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

35	U.S. Government Securities Fund

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $13,709,913,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

U.S. Government Securities Fund	36

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $24,290,529,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $11,435,974,000.

37	U.S. Government Securities Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,236	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	112
Futures	Interest	Unrealized appreciation*	37,324	Unrealized depreciation*	7,830
Swap (centrally cleared)	Interest	Unrealized appreciation*	130,725	Unrealized depreciation*	21,735
			$169,285		$29,677

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(9,841)	Net unrealized appreciation (depreciation) on investments	$(11,898)
Options written (equity style)	Interest	Net realized gain (loss) on options written	4,763	Net unrealized appreciation (depreciation) on options written	1,111
Futures	Interest	Net realized gain (loss) on futures contracts	(54,625)	Net unrealized appreciation (depreciation) on futures contracts	45,427
Swap	Interest	Net realized gain (loss) on swap contracts	31,196	Net unrealized appreciation (depreciation) on swap contracts	(14,200)
			$(28,507)		$20,440
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

U.S. Government Securities Fund	38

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2025, the fund reclassified $13,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$7,395
Capital loss carryforward*	(2,888,504)
Gross unrealized appreciation on investments	368,411
Gross unrealized depreciation on investments	(657,977)
Net unrealized appreciation (depreciation) on investments	(289,566)
Cost of investments	25,536,859
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

39	U.S. Government Securities Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2025	2024
Class A	$108,606	$112,840
Class C	2,021	2,737
Class T	— †	— †
Class F-1	3,267	4,363
Class F-2	38,615	34,759
Class F-3	40,829	38,256
Class 529-A	6,153	6,173
Class 529-C	179	234
Class 529-E	230	295
Class 529-T	1	— †
Class 529-F-1	— †	— †
Class 529-F-2	1,165	1,001
Class 529-F-3	— †	— †
Class R-1	252	255
Class R-2	2,282	2,516
Class R-2E	266	256
Class R-3	3,831	3,942
Class R-4	4,072	4,474
Class R-5E	1,803	1,716
Class R-5	2,296	2,135
Class R-6	777,690	690,953
Total	$993,558	$906,905
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2025, CRMC waived investment advisory services fees of $6,485,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $54,241,000, which were equivalent to an annualized rate of 0.241% of average daily net assets, were reduced to $47,756,000, which were equivalent to an annualized rate of 0.212% of average daily net assets.

U.S. Government Securities Fund	40

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2025, the 529 plan services fees were $102,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

41	U.S. Government Securities Fund

For the year ended August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,937	$3,899	$800	Not applicable
Class C	602	87	18	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	198	158	24	Not applicable
Class F-2	Not applicable	1,012	266	Not applicable
Class F-3	Not applicable	3	274	Not applicable
Class 529-A	330	204	45	$82
Class 529-C	54	7	2	3
Class 529-E	29	5	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	20	8	14
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	74	7	2	Not applicable
Class R-2	499	222	20	Not applicable
Class R-2E	43	15	2	Not applicable
Class R-3	500	148	30	Not applicable
Class R-4	246	101	30	Not applicable
Class R-5E	Not applicable	64	12	Not applicable
Class R-5	Not applicable	29	16	Not applicable
Class R-6	Not applicable	59	5,212	Not applicable

Total class-specific expenses	$9,512	$6,040	$6,763	$102
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $144,000 in the fund’s statement of operations reflects $84,000 in current fees (either paid in cash or deferred) and a net increase of $60,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2025.

U.S. Government Securities Fund	42

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$458,135	38,323	$106,973	8,931	$(621,626)	(52,116)	$(56,518)	(4,862)
Class C	15,517	1,304	1,982	167	(30,363)	(2,562)	(12,864)	(1,091)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,839	1,322	3,196	267	(35,866)	(3,009)	(16,831)	(1,420)
Class F-2	410,066	34,316	36,472	3,045	(355,311)	(29,784)	91,227	7,577
Class F-3	322,674	26,969	38,095	3,180	(417,211)	(34,976)	(56,442)	(4,827)
Class 529-A	48,035	4,019	6,120	511	(48,681)	(4,079)	5,474	451
Class 529-C	2,575	218	178	15	(3,810)	(323)	(1,057)	(90)
Class 529-E	1,373	116	228	19	(3,050)	(255)	(1,449)	(120)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	15,136	1,264	1,156	97	(11,020)	(924)	5,272	437
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,161	98	251	21	(1,485)	(124)	(73)	(5)
Class R-2	16,831	1,419	2,264	190	(22,014)	(1,855)	(2,919)	(246)
Class R-2E	3,025	253	265	22	(3,276)	(273)	14	2
Class R-3	31,779	2,654	3,804	317	(32,795)	(2,752)	2,788	219
Class R-4	31,125	2,610	4,041	337	(43,700)	(3,653)	(8,534)	(706)
Class R-5E	13,315	1,116	1,796	150	(14,286)	(1,198)	825	68
Class R-5	25,036	2,093	2,270	190	(19,857)	(1,664)	7,449	619
Class R-6	2,982,555	250,361	777,624	64,932	(2,407,187)	(201,222)	1,352,992	114,071
Total net increase (decrease)	$4,394,177	368,455	$986,715	82,391	$(4,071,538)	(340,769)	$1,309,354	110,077
Refer to the end of the table(s) for footnote(s).

43	U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$368,630	31,063	$110,990	9,379	$(664,335)	(56,150)	$(184,715)	(15,708)
Class C	14,408	1,224	2,675	228	(46,903)	(3,995)	(29,820)	(2,543)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,527	1,832	4,284	362	(57,919)	(4,933)	(32,108)	(2,739)
Class F-2	433,843	36,816	32,620	2,754	(387,649)	(32,783)	78,814	6,787
Class F-3	362,690	30,635	36,542	3,085	(289,875)	(24,455)	109,357	9,265
Class 529-A	40,248	3,387	6,138	519	(50,847)	(4,273)	(4,461)	(367)
Class 529-C	2,771	234	233	20	(4,655)	(396)	(1,651)	(142)
Class 529-E	1,015	86	294	25	(2,308)	(195)	(999)	(84)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,119	685	995	84	(8,431)	(705)	683	64
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	2,886	250	254	21	(2,588)	(221)	552	50
Class R-2	15,754	1,337	2,492	212	(26,166)	(2,227)	(7,920)	(678)
Class R-2E	1,658	140	255	21	(2,843)	(239)	(930)	(78)
Class R-3	28,839	2,435	3,906	330	(37,626)	(3,177)	(4,881)	(412)
Class R-4	37,502	3,164	4,439	375	(43,031)	(3,626)	(1,090)	(87)
Class R-5E	9,926	835	1,710	144	(10,098)	(855)	1,538	124
Class R-5	13,809	1,160	2,116	179	(17,848)	(1,501)	(1,923)	(162)
Class R-6	2,930,797	246,751	690,817	58,338	(851,107)	(71,912)	2,770,507	233,177
Total net increase (decrease)	$4,294,422	362,034	$900,760	76,076	$(2,504,229)	(211,643)	$2,690,953	226,467
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $58,741,095,000 and $60,840,882,000, respectively, during the year ended August 31, 2025.
11. Ownership concentration

At August 31, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%, 11% and 10%, respectively. CRMC is the investment adviser to the three target date funds.

U.S. Government Securities Fund	44

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025	$12.16	$.47	$(.05 )	$.42	$(.49 )	$—	$(.49 )	$12.09	3.54%	$2,670	.68%	.65%	3.96%
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.21	2,745.70		.66	4.12
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.13)	2,879.65		.65	2.62
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31 )	—	(.31 )	12.78	(7.98)	3,317.61		.61	2.08
8/31/2021	14.95	.09	(.15 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.37 )	4,038.61		.61	.61
Class C:
8/31/2025	12.08	.38	(.05 )	.33	(.40 )	—	(.40 )	12.01	2.78	55	1.41	1.38	3.23
8/31/2024	11.85	.40	.23	.63	(.40 )	—	(.40 )	12.08	5.46	69	1.42	1.39	3.39
8/31/2023	12.70	.23	(.84 )	(.61 )	(.24 )	—	(.24 )	11.85	(4.82)	98	1.38	1.38	1.85
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22 )	—	(.22 )	12.70	(8.65)	129	1.35	1.35	1.30
8/31/2021	14.90	(.02 )	(.13 )	(.15 )	(.05 )	(.56 )	(.61 )	14.14	(1.11)	176	1.31	1.31	(.11 )
Class T:
8/31/2025	12.16	.50	(.05 )	.45	(.52 )	—	(.52 )	12.09	3.81 [5]	— [6]	.41 [5]	.38 [5]	4.21 [5]
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.53 [5]	— [6]	.39 [5]	.35 [5]	4.42 [5]
8/31/2023	12.78	.37	(.85 )	(.48 )	(.37 )	—	(.37 )	11.93	(3.80)[5]	— [6]	.31 [5]	.31 [5]	2.98 [5]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.74)[5]	— [6]	.36 [5]	.36 [5]	2.37 [5]
8/31/2021	14.95	.13	(.15 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.11 )[5]	— [6]	.35 [5]	.35 [5]	.89 [5]
Class F-1:
8/31/2025	12.16	.47	(.06 )	.41	(.48 )	—	(.48 )	12.09	3.50	72.72		.69	3.92
8/31/2024	11.93	.48	.24	.72	(.49 )	—	(.49 )	12.16	6.19	90.72		.69	4.09
8/31/2023	12.78	.33	(.85 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	121.66		.66	2.65
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.01)	132.65		.65	2.08
8/31/2021	14.95	.07	(.13 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.38 )	142.62		.62	.46
Class F-2:
8/31/2025	12.16	.51	(.06 )	.45	(.52 )	—	(.52 )	12.09	3.75	929.39		.36	4.25
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.63	842.39		.36	4.42
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.85)	745.36		.36	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.73)	758.35		.35	2.36
8/31/2021	14.95	.13	(.14 )	(.01 )	(.17 )	(.56 )	(.73 )	14.21	(.09 )	866.32		.32	.91
Class F-3:
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.87	867.28		.25	4.36
8/31/2024	11.93	.54	.24	.78	(.54 )	—	(.54 )	12.17	6.74	931.28		.25	4.53
8/31/2023	12.79	.37	(.85 )	(.48 )	(.38 )	—	(.38 )	11.93	(3.82)	802.25		.25	3.01
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36 )	—	(.36 )	12.79	(7.56)	879.24		.24	2.64
8/31/2021	14.95	.15	(.14 )	.01	(.18 )	(.56 )	(.74 )	14.22	.02	718.21		.21	1.05
Class 529-A:
8/31/2025	12.16	.47	(.05 )	.42	(.49 )	—	(.49 )	12.09	3.54	155.68		.66	3.95
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.20	151.71		.68	4.11
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	152.67		.67	2.61
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.00)	177.63		.63	2.06
8/31/2021	14.95	.09	(.14 )	(.05 )	(.13 )	(.56 )	(.69 )	14.21	(.36 )	216.60		.60	.62
Refer to the end of the table(s) for footnote(s).

45	U.S. Government Securities Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025	$12.06	$.38	$(.07 )	$.31	$(.39 )	$—	$(.39 )	$11.98	2.65%	$5	1.46%	1.43%	3.18%
8/31/2024	11.83	.39	.24	.63	(.40 )	—	(.40 )	12.06	5.43	6	1.45	1.42	3.36
8/31/2023	12.68	.22	(.83 )	(.61 )	(.24 )	—	(.24 )	11.83	(4.88)	8	1.44	1.44	1.81
8/31/2022	14.12	.17	(1.39)	(1.22)	(.22 )	—	(.22 )	12.68	(8.70)	10	1.40	1.40	1.22
8/31/2021	14.89	(.02 )	(.14 )	(.16 )	(.05 )	(.56 )	(.61 )	14.12	(1.10)	14	1.34	1.34	(.14 )
Class 529-E:
8/31/2025	12.16	.45	(.07 )	.38	(.46 )	—	(.46 )	12.08	3.23	6.90		.87	3.74
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.08	7.91		.87	3.91
8/31/2023	12.78	.30	(.86 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.43)	8.88		.88	2.41
8/31/2022	14.21	.25	(1.40)	(1.15)	(.28 )	—	(.28 )	12.78	(8.18)	9.85		.85	1.81
8/31/2021	14.95	.06	(.15 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.58 )	12.82		.82	.39
Class 529-T:
8/31/2025	12.16	.50	(.06 )	.44	(.51 )	—	(.51 )	12.09	3.75 [5]	— [6]	.47 [5]	.45 [5]	4.16 [5]
8/31/2024	11.92	.51	.24	.75	(.51 )	—	(.51 )	12.16	6.52 [5]	— [6]	.49 [5]	.46 [5]	4.32 [5]
8/31/2023	12.78	.36	(.86 )	(.50 )	(.36 )	—	(.36 )	11.92	(3.94)[5]	— [6]	.36 [5]	.36 [5]	2.93 [5]
8/31/2022	14.21	.32	(1.42)	(1.10)	(.33 )	—	(.33 )	12.78	(7.79)[5]	— [6]	.40 [5]	.40 [5]	2.33 [5]
8/31/2021	14.95	.12	(.15 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.16 )[5]	— [6]	.40 [5]	.40 [5]	.84 [5]
Class 529-F-1:
8/31/2025	12.16	.49	(.05 )	.44	(.51 )	—	(.51 )	12.09	3.71 [5]	— [6]	.51 [5]	.48 [5]	4.12 [5]
8/31/2024	11.93	.51	.23	.74	(.51 )	—	(.51 )	12.16	6.40 [5]	— [6]	.51 [5]	.48 [5]	4.29 [5]
8/31/2023	12.78	.35	(.85 )	(.50 )	(.35 )	—	(.35 )	11.93	(3.96)[5]	— [6]	.48 [5]	.48 [5]	2.82 [5]
8/31/2022	14.21	.31	(1.41)	(1.10)	(.33 )	—	(.33 )	12.78	(7.83)[5]	— [6]	.46 [5]	.46 [5]	2.28 [5]
8/31/2021	14.95	.08	(.11 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.17 )[5]	— [6]	.35 [5]	.35 [5]	.52 [5]
Class 529-F-2:
8/31/2025	12.17	.51	(.07 )	.44	(.52 )	—	(.52 )	12.09	3.74	29.40		.38	4.23
8/31/2024	11.93	.52	.24	.76	(.52 )	—	(.52 )	12.17	6.59	24.42		.39	4.39
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.90)	23.33		.33	2.97
8/31/2022	14.22	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.79	(7.74)	24.36		.36	2.38
8/31/2021[7,8]	14.89	.11	(.09 )	.02	(.13 )	(.56 )	(.69 )	14.22	.18 [9]	27	.38 [10]	.38 [10]	.94 [10]
Class 529-F-3:
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.83	— [6]	.31	.29	4.32
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.69	— [6]	.33	.29	4.48
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.88)	— [6]	.31	.31	2.99
8/31/2022	14.22	.33	(1.41)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	— [6]	.30	.30	2.44
8/31/2021[7,8]	14.89	.12	(.08 )	.04	(.15 )	(.56 )	(.71 )	14.22	.25 [9]	— [6]	.36 [10]	.29 [10]	1.04 [10]
Class R-1:
8/31/2025	12.09	.39	(.06 )	.33	(.40 )	—	(.40 )	12.02	2.84	8	1.36	1.33	3.28
8/31/2024	11.86	.41	.23	.64	(.41 )	—	(.41 )	12.09	5.52	8	1.36	1.33	3.45
8/31/2023	12.71	.24	(.84 )	(.60 )	(.25 )	—	(.25 )	11.86	(4.77)	7	1.33	1.33	1.98
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	7	1.31	1.31	1.37
8/31/2021	14.91	— [11]	(.15 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.02)	10	1.28	1.28	(.01 )
Refer to the end of the table(s) for footnote(s).

U.S. Government Securities Fund	46

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025	$12.08	$.39	$(.06 )	$.33	$(.40 )	$—	$(.40 )	$12.01	2.76%	$67	1.35%	1.32%	3.29%
8/31/2024	11.85	.41	.23	.64	(.41 )	—	(.41 )	12.08	5.61	70	1.36	1.33	3.45
8/31/2023	12.71	.24	(.85 )	(.61 )	(.25 )	—	(.25 )	11.85	(4.86)	77	1.34	1.34	1.94
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	89	1.32	1.32	1.37
8/31/2021	14.91	(.01 )	(.14 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.04)	107	1.30	1.30	(.09 )
Class R-2E:
8/31/2025	12.15	.43	(.06 )	.37	(.44 )	—	(.44 )	12.08	3.13	7	1.08	1.05	3.57
8/31/2024	11.92	.44	.23	.67	(.44 )	—	(.44 )	12.15	5.80	7	1.09	1.06	3.73
8/31/2023	12.77	.27	(.84 )	(.57 )	(.28 )	—	(.28 )	11.92	(4.51)	8	1.06	1.06	2.23
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25 )	—	(.25 )	12.77	(8.40)	9	1.05	1.05	1.60
8/31/2021	14.95	.03	(.14 )	(.11 )	(.07 )	(.56 )	(.63 )	14.21	(.75 )	12	1.02	1.02	.19
Class R-3:
8/31/2025	12.16	.44	(.06 )	.38	(.46 )	—	(.46 )	12.08	3.21	103.92		.89	3.72
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.06	101.93		.90	3.89
8/31/2023	12.78	.29	(.85 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.45)	104.91		.90	2.38
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27 )	—	(.27 )	12.78	(8.21)	114.89		.89	1.80
8/31/2021	14.95	.05	(.14 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.62 )	137.87		.87	.34
Class R-4:
8/31/2025	12.17	.48	(.07 )	.41	(.49 )	—	(.49 )	12.09	3.51	98.63		.60	4.02
8/31/2024	11.93	.50	.24	.74	(.50 )	—	(.50 )	12.17	6.37	107.63		.60	4.19
8/31/2023	12.79	.33	(.86 )	(.53 )	(.33 )	—	(.33 )	11.93	(4.15)	106.60		.60	2.72
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31 )	—	(.31 )	12.79	(7.95)	105.59		.59	2.11
8/31/2021	14.95	.09	(.13 )	(.04 )	(.13 )	(.56 )	(.69 )	14.22	(.25 )	129.56		.56	.62
Class R-5E:
8/31/2025	12.16	.50	(.05 )	.45	(.52 )	—	(.52 )	12.09	3.80	43.43		.40	4.21
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.49	42.43		.40	4.38
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.89)	40.41		.40	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.77)	39.39		.39	2.35
8/31/2021	14.95	.15	(.17 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.12 )	40.36		.36	1.08
Class R-5:
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.81	56.33		.30	4.31
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.68	49.34		.30	4.48
8/31/2023	12.79	.38	(.87 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.87)	50.31		.31	3.06
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	46.29		.29	2.32
8/31/2021	14.95	.14	(.14 )	— [11]	(.17 )	(.56 )	(.73 )	14.22	(.03 )	64.27		.27	.96
Class R-6:
8/31/2025	12.16	.52	(.06 )	.46	(.53 )	—	(.53 )	12.09	3.96	18,263.28		.25	4.36
8/31/2024	11.93	.54	.23	.77	(.54 )	—	(.54 )	12.16	6.65	16,988.28		.25	4.53
8/31/2023	12.78	.38	(.85 )	(.47 )	(.38 )	—	(.38 )	11.93	(3.75)	13,879.26		.25	3.09
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36 )	—	(.36 )	12.78	(7.64)	13,117.24		.24	2.46
8/31/2021	14.95	.15	(.15 )	— [11]	(.18 )	(.56 )	(.74 )	14.21	.03	16,161.21		.21	1.07
Refer to the end of the table(s) for footnote(s).

47	U.S. Government Securities Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Year ended August 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	50%	50%	95%	73%	96%
Including mortgage dollar roll transactions	309%	570%	795%	488%	631%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

U.S. Government Securities Fund	48

Report of Independent Registered Public Accounting Firm

To the shareholders of U.S. Government Securities Fund and the Board of Trustees of The American Funds Income Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of U.S. Government Securities Fund (the “Fund”), the fund constituting The American Funds Income Series, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

49	U.S. Government Securities Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2025:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$526,229,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

U.S. Government Securities Fund	50

Changes in and disagreements with accountants

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended August 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.
During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

51	U.S. Government Securities Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

U.S. Government Securities Fund	52

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
 The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

53	U.S. Government Securities Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended August 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Income Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2025